Deferred Premium Acquisition Costs	12 Months Ended
Dec. 31, 2022
Deferred Premium Acquisition Costs
Deferred Premium Acquisition Costs
11.	Deferred Premium Acquisition Costs

Changes in deferred premium acquisition costs for the years ended December 31 were as follows:

	2022	2021
Balance – January 1	1,924.1	1,543.7
Premium acquisition costs deferred	5,212.5	4,502.4
Amortization	(4,932.2)	(4,098.1)
Foreign exchange effect and other	(34.1)	(23.9)
Balance – December 31	2,170.3	1,924.1